                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)
                                Value Equity Fund

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2009

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the LSV Value Equity Fund (the "Fund"), the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and ten-years as of October 31, 2009:

                              12 Months         3 Years          5 Years         10 Years
Fund:                      Ended 10/31/09   Ended 10/31/09   Ended 10/31/09   Ended 10/31/09
-----                      --------------   --------------   --------------   --------------
LSV VALUE EQUITY FUND           11.38%          -10.52%           0.09%            4.32%
Russell 1000 Value Index         4.78            -9.79           -0.05             1.70
S&P 500 Index                    9.80            -7.02            0.33            -0.95

In the broad market, large-cap growth stocks outperformed large-cap value stocks in the trailing 12-month period as the Russell 1000 Growth Index was up 17.51% vs. 4.78% for the Russell 1000 Value Index. Perhaps somewhat counter intuitively however, deep value stocks have performed best within the value universe, particularly in the trailing six months. The cheapest quartile of stocks in the value universe is up 38% in the trailing six months vs. 17% for the most expensive (relative) value stocks. This deep value rebound has certainly benefited the performance of the LSV Value Equity Fund as we employ a deep value approach.

The portfolio's smaller size bias also contributed positively to relative results in the trailing year as the Russell Mid-Cap Index finished higher than the large-cap S&P 500 Index by 9%. Portfolio holdings outperformed benchmark constituents in nine of ten sectors during the period, most notably in the Industrials, Consumer Staples, Consumer Discretionary and Health Care sectors. The portfolio's overweight to the best performing sector, Technology (+37%) contributed positively as did the portfolio's slight underweight to the worst performing sector, Financials (-7%).

The portfolio characteristics shown below (as of October 31, 2009) demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                       Russell 1000    S&P 500
Characteristic               Fund       Value Index     Index
----------------           ---------   ------------   ---------
Price-to-Earnings Ratio     14.3x         18.0x        17.1x
Price-to-Book Ratio          1.4x          1.5x         2.1x
Price-to-Cash Flow Ratio     6.2x          7.3x         9.4x
Wtd. Avg. Market Cap:      $57.2 bil     $70.1 bil    $79.2 bil

Your patience with our deep value approach throughout 2007 and 2008 has been well rewarded in 2009 in both absolute and relative returns. Knowing that the only certainty when it comes to economies and markets is uncertainty, we maintain the belief that a disciplined data-driven investment process remains the most prudent approach to managing equity portfolios. We would be the first to admit that such approaches are not immune to periods of underperformance and while the term 'quant' has become somewhat maligned we would suggest that there is a big difference between quantitative trading strategies and quantitative investment strategies. LSV employs the latter and with 15 years of live experience to guide us, we continue to identify new and interesting research ideas that we hope will serve our clients well for the next 15 years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                 EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

      Average Annual Total Return (1)
     for period ended October 31, 2009
--------------------------------------------
One Year   Three Year   Five Year   Ten Year
 Return      Return       Return     Return
--------   ----------   ---------   --------
11.38%      (10.52)%      0.09%       4.32%

                               (PERFORMANCE GRAPH)

            LSV Value    Russell 1000
           Equity Fund    Value Index
           -----------   ------------
10/31/99     $10,000        $10,000
10/31/00     $10,586        $10,552
10/31/01     $10,603        $ 9,300
10/31/02     $10,033        $ 8,368
10/31/03     $12,976        $10,282
10/31/04     $15,189        $11,871
10/31/05     $17,478        $13,280
10/31/06     $21,299        $16,129
10/31/07     $23,180        $17,876
10/31/08     $13,698        $11,298
10/31/09     $15,258        $11,839

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)  See definition of comparative index on page 1.

    The accompanying notes are an integral part of the financial statements.

October 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

Financials                   22.6%
Energy                       17.4%
Health Care                  12.0%
Consumer Discretionary        9.8%
Consumer Staples              8.1%
Information Technology        7.7%
Industrials                   6.9%
Telecommunication Services    6.3%
Utilities                     6.2%
Materials                     3.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS                                               Value
LSV VALUE EQUITY FUND                                  Shares         (000)
-----------------------                              ----------   -------------
COMMON STOCK (99.5%)
AEROSPACE & DEFENSE (3.6%)
   Boeing                                               243,500   $      11,639
   L-3 Communications Holdings                          144,800          10,468
   Northrop Grumman                                     315,200          15,801
   Textron                                              553,200           9,836
   United Technologies                                  151,400           9,303
                                                                  -------------
                                                                         57,047
                                                                  -------------
AGRICULTURAL OPERATIONS (1.3%)
   Archer-Daniels-Midland                               694,100          20,906
                                                                  -------------
AGRICULTURAL PRODUCTS (0.4%)
   Corn Products International                          186,000           5,242
                                                                  -------------
AIRCRAFT (1.2%)
   Honeywell International                              257,000           9,224
   Lockheed Martin                                      131,900           9,073
                                                                  -------------
                                                                         18,297
                                                                  -------------
APPAREL RETAIL (1.1%)
   Gap                                                  845,200          18,037
                                                                  -------------
APPAREL/TEXTILES (0.6%)
   Jones Apparel Group                                  534,900           9,569
                                                                  -------------
APPLICATION SOFTWARE (0.5%)
   Amdocs*                                              337,252           8,499
                                                                  -------------
AUTOMOTIVE (0.3%)
   Autoliv                                              149,100           5,007
                                                                  -------------
BANKS (9.1%)
   Bank of America                                    2,691,500          39,242
   Comerica                                             458,100          12,712
   Huntington Bancshares                                432,600           1,648
   JPMorgan Chase                                     1,033,100          43,153
   Keycorp                                              527,600           2,844
   PNC Financial Services Group                         301,400          14,750

                                                                      Value
                                                       Shares         (000)
                                                     ----------   -------------
BANKS (CONTINUED)
   Regions Financial                                    939,237   $       4,546
   SunTrust Banks                                       145,850           2,787
   Wells Fargo                                          745,600          20,519
   Zions Bancorporation                                 227,300           3,219
                                                                  -------------
                                                                        145,420
                                                                  -------------
BIOTECHNOLOGY (1.1%)
   Amgen*                                               330,900          17,779
                                                                  -------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.0%)
   Sinclair Broadcast Group, Cl A                       138,319             545
                                                                  -------------
CABLE & SATELLITE (0.4%)
   Time Warner Cable, Cl A                              140,833           5,554
                                                                  -------------
CHEMICALS (2.1%)
   Eastman Chemical                                     334,700          17,575
   Lubrizol                                             239,700          15,955
                                                                  -------------
                                                                         33,530
                                                                  -------------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   RadioShack                                           446,100           7,535
                                                                  -------------
COMPUTERS & SERVICES (4.4%)
   Computer Sciences*                                   394,500          20,005
   Hewlett-Packard                                      192,700           9,145
   NCR*                                                 614,700           6,239
   Seagate Technology                                   590,800           8,242
   Sun Microsystems*                                    838,600           6,860
   United Online                                        344,600           2,757
   Western Digital*                                     479,800          16,160
                                                                  -------------
                                                                         69,408
                                                                  -------------
CONSTRUCTION & ENGINEERING (0.4%)
   EMCOR Group*                                         293,563           6,934
                                                                  -------------
CONSUMER PRODUCTS (0.9%)
   Hasbro                                               246,100           6,711
   Polaris Industries                                   192,705           8,107
                                                                  -------------
                                                                         14,818
                                                                  -------------
DIVERSIFIED MANUFACTURING (0.1%)
   Tredegar                                              72,989             995
                                                                  -------------
ELECTRICAL SERVICES (4.9%)
   Alliant Energy                                       369,700           9,819
   American Electric Power                              250,600           7,573
   CMS Energy                                           538,800           7,166
   Dominion Resources                                   421,100          14,355
   OGE Energy                                           240,800           8,000
   Pinnacle West Capital                                309,700           9,700
   Sempra Energy                                        238,700          12,281
   Xcel Energy                                          516,400           9,739
                                                                  -------------
                                                                         78,633
                                                                  -------------
FINANCIAL SERVICES (4.1%)
   Advance America Cash Advance Centers                 622,300           3,074
   Citigroup                                          3,754,500          15,356
   Goldman Sachs Group                                  139,600          23,756
   Morgan Stanley                                       740,500          23,785
                                                                  -------------
                                                                         65,971
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2009

                                                                      Value
LSV VALUE EQUITY FUND                                  Shares         (000)
---------------------                                ----------   -------------
   FOOD, BEVERAGE & TOBACCO (4.1%)
   Coca-Cola Enterprises                                953,100   $      18,176
   ConAgra Foods                                        918,000          19,278
   Del Monte Foods                                      976,400          10,545
   Sara Lee                                             589,500           6,655
   Supervalu                                            694,800          11,027
                                                                  -------------
                                                                         65,681
                                                                  -------------
GAS/NATURAL GAS (0.5%)
   Atmos Energy                                         261,147           7,273
                                                                  -------------
GENERAL MERCHANDISE STORES (0.4%)
   Family Dollar Stores                                 239,100           6,766
                                                                  -------------
HEALTH CARE FACILITIES (0.6%)
   Universal Health Services, Cl B                      159,400           8,871
                                                                  -------------
HOTELS & LODGING (0.4%)
   Wyndham Worldwide                                    397,600           6,779
                                                                  -------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.4%)
   Whirlpool                                            303,700          21,742
                                                                  -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   (0.8%)
   Constellation Energy Group                           221,100           6,836
   Mirant*                                              382,800           5,352
                                                                  -------------
                                                                         12,188
                                                                  -------------
INSURANCE (9.8%)
   Allstate                                             750,200          22,183
   American Financial Group                             592,100          14,566
   Chubb                                                563,200          27,326
   CIGNA                                                391,900          10,910
   Cincinnati Financial                                 165,138           4,188
   Coventry Health Care*                                577,550          11,453
   Genworth Financial, Cl A                             567,200           6,024
   Hartford Financial Services Group                    363,400           8,910
   Lincoln National                                     195,031           4,648
   Loews                                                214,800           7,110
   MetLife                                              201,400           6,854
   Prudential Financial                                 176,400           7,978
   Stancorp Financial Group                             156,600           5,749
   Travelers                                            359,204          17,885
                                                                  -------------
                                                                        155,784
                                                                  -------------
LEASING & RENTING (0.4%)
   Ryder System                                         165,100           6,695
                                                                  -------------
MACHINERY (1.8%)
   Black & Decker                                       187,900           8,873
   Caterpillar                                          161,700           8,903
   Crane                                                368,000          10,249
                                                                  -------------
                                                                         28,025
                                                                  -------------
MOTORCYCLE MANUFACTURERS (0.4%)
   Harley-Davidson                                      280,100           6,980
                                                                  -------------
MULTIMEDIA (0.9%)
   Time Warner                                          461,600          13,903
                                                                  -------------
OFFICE ELECTRONICS (0.7%)
   Xerox                                              1,482,600          11,149
                                                                  -------------

                                                                      Value
                                                       Shares         (000)
                                                     ----------   -------------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
   Tidewater                                            166,921   $       6,955
                                                                  -------------
OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   Southern Union                                       472,965           9,256
                                                                  -------------
PETROLEUM & FUEL PRODUCTS (16.3%)
   Chevron                                              911,200          69,743
   ConocoPhillips                                       920,300          46,181
   Diamond Offshore Drilling                             92,500           8,811
   Exxon Mobil                                        1,010,600          72,430
   Marathon Oil                                         723,000          23,114
   Noble                                                269,979          10,999
   Patterson-UTI Energy                                  38,900             606
   Sunoco                                               186,000           5,729
   Tesoro                                               223,000           3,153
   Transocean*                                          119,900          10,061
   Valero Energy                                        460,400           8,333
                                                                  -------------
                                                                        259,160
                                                                  -------------
PHARMACEUTICALS (8.9%)
   Eli Lilly                                            531,000          18,059
   Endo Pharmaceuticals Holdings*                       246,800           5,529
   Forest Laboratories*                                 428,000          11,843
   King Pharmaceuticals*                                947,600           9,599
   Merck                                                357,000          11,042
   Mylan Laboratories*                                  552,400           8,971
   Pfizer                                             3,513,738          59,839
   Schering-Plough                                      608,300          17,154
                                                                  -------------
                                                                        142,036
                                                                  -------------
PRINTING & PUBLISHING (1.6%)
   American Greetings, Cl A                             310,900           6,324
   Gannett                                              234,500           2,303
   Lexmark International, Cl A*                         299,400           7,635
   Newell Rubbermaid                                    606,800           8,804
                                                                  -------------
                                                                         25,066
                                                                  -------------
REINSURANCE (0.9%)
   Everest Re Group                                     161,700          14,147
                                                                  -------------
   RETAIL (3.0%)
   Barnes & Noble                                       120,100           1,995
   BJ's Wholesale Club*                                 266,224           9,326
   Kroger                                               531,400          12,291
   PetSmart                                             419,200           9,864
   Safeway                                              670,100          14,963
                                                                  -------------
                                                                         48,439
                                                                  -------------
SEMI-CONDUCTORS/INSTRUMENTS (0.4%)
   Sanmina-SCI*                                         122,223             784
   Vishay Intertechnology*                              874,800           5,450
                                                                  -------------
                                                                          6,234
                                                                  -------------
STEEL & STEEL WORKS (0.8%)
   Alcoa                                                548,200           6,809
   Reliance Steel & Aluminum                            181,400           6,617
                                                                  -------------
                                                                         13,426
                                                                  -------------
TECHNOLOGY DISTRIBUTORS (0.3%)
   Insight Enterprises*                                 452,500           4,760
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2009

                                                                      Value
LSV VALUE EQUITY FUND                                  Shares         (000)
---------------------                                ----------   -------------
TELEPHONES & TELECOMMUNICATIONS (7.1%)
   AT&T                                               2,097,300   $      53,838
   CenturyTel                                           249,700           8,105
   Harris                                               355,100          14,815
   Verizon Communications                             1,258,200          37,230
                                                                  -------------
                                                                        113,988
                                                                  -------------
   TOTAL COMMON STOCK
      (Cost $1,980,149)                                               1,585,029
                                                                  -------------
WARRANTS (0.0%)
   Washington Mutual (A) *                               25,900               1
                                                                  -------------
   TOTAL WARRANTS
      (Cost $0)                                                               1
                                                                  -------------
TOTAL INVESTMENTS (99.5%)
   (Cost $1,980,149)                                              $   1,585,030
                                                                  =============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,592,705(000).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2009

                                                                                               LSV VALUE
                                                                                              EQUITY FUND
                                                                                             ------------
Assets:
   Investments at Value (Cost $1,980,149) ................................................   $  1,585,030
   Receivable from Investment Securities Sold ............................................          9,879
   Dividend and Interest Receivable ......................................................          3,037
   Receivable for Capital Shares Sold ....................................................          4,276
   Prepaid Expenses ......................................................................              9
                                                                                             ------------
      Total Assets .......................................................................      1,602,231
                                                                                             ------------
Liabilities:
   Payable due to Custodian ..............................................................          6,966
   Payable due to Investment Advisor .....................................................            770
   Payable for Capital Shares Redeemed ...................................................            767
   Payable for Investment Securities Purchased ...........................................            669
   Payable due to Administrator ..........................................................             86
   Payable due to Trustees ...............................................................              4
   Payable due to Chief Compliance Officer ...............................................              4
   Other Accrued Expenses ................................................................            260
                                                                                             ------------
      Total Liabilities ..................................................................          9,526
                                                                                             ------------
   Net Assets ............................................................................   $  1,592,705
                                                                                             ============
Net Assets Consist of:
   Paid-in Capital .......................................................................   $  2,236,404
   Undistributed Net Investment Income ...................................................         27,185
   Accumulated Net Realized Loss on Investments ..........................................       (275,765)
   Net Unrealized Depreciation on Investments ............................................       (395,119)
                                                                                             ------------
   Net Assets ............................................................................   $  1,592,705
                                                                                             ============
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ...    136,595,223(1)
                                                                                             ------------
Net Asset Value, Offering and Redemption Price Per Share .................................   $      11.66
                                                                                             ============

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2009

                                                                                              LSV VALUE
                                                                                             EQUITY FUND
                                                                                             -----------
Investment Income:
   Dividend Income .......................................................................    $  46,671
   Interest Income .......................................................................           19
                                                                                              ---------
      Total Investment Income ............................................................       46,690
                                                                                              ---------
Expenses:
   Investment Advisory Fees ..............................................................        7,984
   Administration Fees ...................................................................          934
   Trustees' Fees ........................................................................           19
   Chief Compliance Officer Fees .........................................................           13
   Printing Fees .........................................................................          143
   Transfer Agent Fees ...................................................................          119
   Professional Fees .....................................................................          101
   Custodian Fees ........................................................................           68
   Registration and Filing Fees ..........................................................           25
   Insurance and Other Fees ..............................................................           43
                                                                                              ---------
   Total Expenses ........................................................................        9,449
Less: Fees Paid Indirectly -- (see Note 4) ...............................................           --
                                                                                              ---------
   Net Expenses ..........................................................................        9,449
                                                                                              ---------
      Net Investment Income ..............................................................       37,241
                                                                                              ---------
   Net Realized Loss on Investments ......................................................     (214,745)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...................      329,906
                                                                                              ---------
      Net Realized and Unrealized Gain on Investments ....................................      115,161
                                                                                              ---------
   Net Increase in Net Assets Resulting From Operations ..................................    $ 152,402
                                                                                              =========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the years ended October 31,

                                                                                     LSV VALUE EQUITY FUND
                                                                                   ------------------------
                                                                                      2009          2008
                                                                                   ----------   -----------
Operations:
   Net Investment Income .......................................................   $   37,241   $    57,406
   Net Realized Loss on Investments ............................................     (214,745)      (60,498)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........      329,906    (1,162,617)
                                                                                   ----------   -----------
      Net Increase/(Decrease) in Net Assets Resulting From Operations ..........      152,402    (1,165,709)
                                                                                   ----------   -----------
Dividends and Distributions:
   Net Investment Income .......................................................      (55,237)      (56,273)
   Net Realized Gain ...........................................................           --      (164,210)
                                                                                   ----------   -----------
      Total Dividends and Distributions ........................................      (55,237)     (220,483)
                                                                                   ----------   -----------
Capital Share Transactions:
   Issued ......................................................................      266,169       322,500
   In Lieu of Dividends and Distributions ......................................       51,088       210,552
   Redeemed ....................................................................     (432,816)     (659,294)
                                                                                   ----------   -----------
      Net Decrease in Net Assets Derived
         From Capital Share Transactions .......................................     (115,559)     (126,242)
                                                                                   ----------   -----------
         Total Decrease in Net Assets ..........................................      (18,394)   (1,512,434)
                                                                                   ----------   -----------
Net Assets:
   Beginning of Year ...........................................................    1,611,099     3,123,533
                                                                                   ----------   -----------
   End of Year (including undistributed net investment income
      of $27,185 and $45,181, respectively) ....................................   $1,592,705   $ 1,611,099
                                                                                   ==========   ===========
Shares Transactions:
   Issued ......................................................................       26,921        21,042
   In Lieu of Dividends and Distributions ......................................        5,160        11,935
   Redeemed ....................................................................      (43,634)      (41,744)
                                                                                   ----------   -----------
   Net Decrease in Shares Outstanding from Share Transactions ..................      (11,553)       (8,767)
                                                                                   ==========   ===========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Years Ended October 31,


          Net                   Realized and                 Dividends
         Asset                   Unrealized                    from      Distributions       Total
         Value         Net          Gains         Total         Net           from         Dividends
       Beginning   Investment    (Losses) on      from      Investment      Realized          and
        of Year     Income(1)    Investments   Operations     Income         Gains       Distributions
       ---------   ----------   ------------   ----------   ----------   -------------   -------------
LSV VALUE EQUITY FUND
2009     $10.87       $0.26        $ 0.91        $ 1.17       $(0.38)       $   --          $(0.38)
2008      19.91        0.37         (7.98)        (7.61)       (0.35)        (1.08)          (1.43)
2007      18.88        0.33          1.31          1.64        (0.28)        (0.33)          (0.61)
2006      15.92        0.31          3.10          3.41        (0.16)        (0.29)          (0.45)
2005      14.40        0.23          1.90          2.13        (0.21)        (0.40)          (0.61)

                                                         Ratio
         Net                   Net                      of Net
        Asset                Assets        Ratio      Investment
        Value                  End      of Expenses     Income     Portfolio
         End      Total      of Year     to Average   to Average    Turnover
       of Year   Return+      (000)      Net Assets   Net Assets      Rate
       -------   -------   ----------   -----------   ----------   ---------
LSV VALUE EQUITY FUND
2009    $11.66    11.38%   $1,592,705      0.65%         2.56%        27%
2008     10.87   (40.90)    1,611,099      0.64          2.38         25
2007     19.91     8.83     3,123,533      0.62          1.75         20
2006     18.88    21.86     2,817,717      0.64          1.77         12
2005     15.92    15.07     1,009,298      0.67          1.47         12

+ Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0, or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

     As of October 31, 2009, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all of the investments for the Fund are Level 1, with the exception of the repurchase agreement, which is Level 2. For details of investment classifications, reference the Schedule of Investments.

     For the year ended October 31, 2009, there have been no significant changes to the Fund's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2009, the Fund earned $358 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2009, were as follows
(000):

PURCHASES
   Other ..   $395,782
SALES
   Other ..   $514,687

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2009.


The tax character of dividends and distributions paid during the years ended October 31, 2009 and 2008 was as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN     TOTAL
       --------   ------------   --------
2009    $55,237     $     --     $ 55,237
2008     80,186      140,297      220,483

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $  27,185
Capital Loss Carryforwards       (236,666)
Unrealized Depreciation          (434,218)
                                ---------
Total Accumulated Losses        $(643,699)
                                =========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

                      TOTAL CAPITAL LOSS
 EXPIRES    EXPIRES      CARRYFORWARDS
10/31/16   10/31/17          2009
--------   --------   ------------------
 $60,498   $176,168        $236,666

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009, were as follows (000):

              AGGREGATED     AGGREGATED
                 GROSS          GROSS           NET
  FEDERAL     UNREALIZED     UNREALIZED     UNREALIZED
 TAX COST    APPRECIATION   DEPRECIATION   DEPRECIATION
----------   ------------   ------------   ------------
$2,019,248     $150,615      $(584,833)     $(434,218)

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

8. OTHER:

At October 31, 2009, 16% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 22, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
LSV Value Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Value Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 22, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                         Beginning     Ending                 Expenses
                          Account     Account    Annualized     Paid
                           Value       Value       Expense     During
                          05/01/09    10/31/09     Ratios      Period*
                         ---------   ---------   ----------   --------
LSV VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares       $1,000    $1,227.40      0.64%      $3.59
HYPOTHETICAL 5% RETURN
Institutional Shares       $1,000    $1,021.98      0.64%      $3.26

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN THE
                                                                                    ADVISORS'
                                                                                      INNER
                                                                                     CIRCLE
                                                                                      FUND
                                   TERM OF                                          OVERSEEN
      NAME,         POSITION(S)   OFFICE AND                                           BY
     ADDRESS,        HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)          BOARD             OTHER DIRECTORSHIPS
      AGE(1)         THE TRUST  TIME SERVED(2)         DURING PAST 5 YEARS           MEMBER           HELD BY BOARD MEMBER(3)
------------------ ------------ -------------- ----------------------------------- ---------- --------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.          Chairman     (Since 1991)   Currently performs various              30     Trustee of The Advisors' Inner
NESHER             of the Board                services on behalf of SEI                      Circle Fund II, Bishop Street Funds,
63 yrs. old        of Trustees                 Investments for which                          SEI Asset Allocation Trust, SEI
                                               Mr. Nesher is compensated.                     Daily Income Trust, SEI Institutional
                                                                                              International Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust, SEI Tax Exempt Trust, and
                                                                                              SEI Alpha Strategy Portfolios, L.P.,
                                                                                              Director of SEI Global Master Fund,
                                                                                              plc, SEI Global Assets Fund, plc,
                                                                                              SEI Global Investments Fund, plc,
                                                                                              SEI Investments Global, Limited,
                                                                                              SEI Investments -- Global Fund
                                                                                              Services, Limited, SEI Investments
                                                                                              (Europe), Limited, SEI Investments
                                                                                              -- Unit Trust Management (UK),
                                                                                              Limited, SEI Global Nominee Ltd.,
                                                                                              SEI Opportunity Fund, L.P., SEI
                                                                                              Structured Credit Fund, L.P., SEI
                                                                                              Islamic Investments Fund, plc, and
                                                                                              SEI Multi-Strategy Funds, plc.

WILLIAM M.         Trustee      (Since 1992)   Self-employed consultant since          30     Trustee of The Advisors' Inner
DORAN                                          2003. Partner, Morgan, Lewis                   Circle Fund II, Bishop Street Funds,
1701 Market Street                             & Bockius LLP(law firm) from                   SEI Asset Allocation Trust, SEI
Philadelphia,                                  1976 to 2003, counsel to the Trust,            Daily Income Trust, SEI Institutional
PA 19103                                       SEI, SIMC, the Administrator                   International Trust, SEI Institutional
69 yrs. old                                    and the Distributor. Secretary of              Investments Trust, SEI Institutional
                                               SEI since 1978.                                Managed Trust, SEI Liquid Asset
                                                                                              Trust, SEI Tax Exempt Trust, and
                                                                                              SEI Alpha Strategy Portfolios, L.P.,
                                                                                              Director of SEI since 1974. Director
                                                                                              of the Distributor since 2003.
                                                                                              Director of SEI Investments --
                                                                                              Global Fund Services, Limited,
                                                                                              SEI Investments Global, Limited,
                                                                                              SEI Investments (Europe), Limited,
                                                                                              SEI Investments (Asia), Limited,
                                                                                              SEI Global Nominee Limited, SEI
                                                                                              Investments Unit Trust Management
                                                                                              (UK) Limited, and SEI Asset
                                                                                              Korea Co., Ltd.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN THE
                                                                                    ADVISORS'
                                                                                      INNER
                                                                                     CIRCLE
                                                                                      FUND
                                   TERM OF                                          OVERSEEN
      NAME,         POSITION(S)   OFFICE AND                                           BY
     ADDRESS,        HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)          BOARD             OTHER DIRECTORSHIPS
      AGE(1)         THE TRUST  TIME SERVED(2)         DURING PAST 5 YEARS           MEMBER           HELD BY BOARD MEMBER(3)
------------------ ------------ -------------- ----------------------------------- ---------- --------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.           Trustee      (Since 1994)   Attorney, sole practitioner            30      Trustee of The Advisors' Inner
STOREY                                         since 1994. Partner, Dechert                   Circle Fund II, Bishop Street Funds,
78 yrs. old                                    Price & Rhoads, September                      Massachusetts Health and
                                               1987-December 1993.                            Education Tax-Exempt Trust, U.S.
                                                                                              Charitable Gift Trust, SEI Asset
                                                                                              Allocation Trust, SEI Daily Income
                                                                                              Trust, SEI Institutional International
                                                                                              Trust, SEI Institutional Investments
                                                                                              Trust, SEI Institutional Managed
                                                                                              Trust, SEI Liquid Asset Trust, SEI
                                                                                              Tax Exempt Trust, and SEI Alpha
                                                                                              Strategy Portfolios, L.P.

GEORGE J.          Trustee      (Since 1999)   Chief Executive Officer,               30      Trustee of The Advisors' Inner
SULLIVAN,JR.                                   Newfound Consultants Inc.                      Circle Fund II, Bishop Street Funds,
66 yrs. old                                    since April 1997.                              State Street Navigator Securities
                                                                                              Lending Trust, SEI Asset Allocation
                                                                                              Trust, SEI Daily Income Trust, SEI
                                                                                              Institutional International Trust, SEI
                                                                                              Institutional Investments Trust, SEI
                                                                                              Institutional Managed Trust, SEI
                                                                                              Liquid Asset Trust, SEI Tax Exempt
                                                                                              Trust, and SEI Alpha Strategy
                                                                                              Portfolios, L.P., Director of SEI
                                                                                              Opportunity Fund, L.P., and SEI
                                                                                              Structured Credit Fund, L.P.,
                                                                                              member of the independent review
                                                                                              committee for SEI's Canadian-
                                                                                              registered mutual funds.

BETTY L.           Trustee      (Since 2005)   Vice President Compliance, AARP        30      Trustee of The Advisors' Inner Circle
KRIKORIAN                                      Financial Inc. since September                 Fund II and Bishop Street Funds.
66 yrs. old                                    2008. Self-Employed Legal and
                                               Financial Services Consultant
                                               since 2003. In-house Counsel,
                                               State Street Bank Global
                                               Securities and Cash Operations
                                               from 1995 to 2003.

CHARLES E.         Trustee      (Since 2005)   Self-Employed Business                 30      Director, Crown Pacific, Inc. and
CARLBOM                                        Consultant, Business Project Inc.              Trustee of The Advisors' Inner Circle
75 yrs. old                                    since 1997. CEO and President,                 Fund II and Bishop Street Funds.
                                               United Grocers Inc. from 1997
                                               to 2000.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                    TERM OF                                      IN THE ADVISORS'
   NAME,        POSITION(S)       OFFICE AND                                    INNER CIRCLE FUND          OTHER DIRECTORSHIPS
  ADDRESS,       HELD WITH         LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD             HELD BY BOARD
   AGE(1)        THE TRUST      TIME SERVED(2)        DURING PAST 5 YEARS         MEMBER/OFFICER            MEMBER/OFFICER(3)
-----------   ---------------   --------------   ----------------------------   -----------------   --------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.       Trustee        (Since 2005)    Retired.                               30          Trustee of The Advisors' Inner
JOHNSON                                                                                             Circle Fund II and Bishop Street
67 yrs. old                                                                                         Funds, Director, Federal
                                                                                                    Agricultural Mortgage
                                                                                                    Corporation.

JOHN K.           Trustee        (Since 2008)    CEO, Office of Finance, FHL            30          Trustee of The Advisors' Inner
DARR                                             Banks from 1992 to 2007.                           Circle Fund II and Bishop Street
65 yrs. old                                                                                         Funds. Director of Federal Home
                                                                                                    Loan Bank of Pittsburgh and
                                                                                                    Manna, Inc. Mortgage
                                                                                                    Corporation.

OFFICERS

PHILIP T.        President       (Since 2008)    Managing Director of SEI              N/A                         N/A
MASTERSON                                        Investments since 2006. Vice
45 yrs. old                                      President and Assistant
                                                 Secretary of the
                                                 Administrator from 2004 to
                                                 2006. General Counsel of
                                                 Citco Mutual Fund Services
                                                 from 2003 to 2004. Vice
                                                 President and Associate
                                                 Counsel for the Oppenheimer
                                                 Funds from 2001 to 2003.

MICHAEL          Treasurer,      (Since 2005)    Director, SEI Investments,            N/A                         N/A
LAWSON         Controller and                    Fund Accounting since July
49 yrs. old   Chief Financial                    2005. Manager, SEI
                  Officer                        Investments, Fund Accounting
                                                 from April 1995 to February
                                                 1998 and November 1998 to
                                                 July 2005.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                    TERM OF                                     IN THE ADVISORS'
   NAME,        POSITION(S)       OFFICE AND                                    INNER CIRCLE FUND          OTHER DIRECTORSHIPS
  ADDRESS,       HELD WITH         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY                HELD BY BOARD
   AGE(1)        THE TRUST        TIME SERVED         DURING PAST 5 YEARS            OFFICER                     OFFICER
-----------   ---------------   --------------   ----------------------------   -----------------   --------------------------------
OFFICERS (CONTINUED)

RUSSELL            Chief         (Since 2006)    Chief Compliance Officer of           N/A                         N/A
EMERY            Compliance                      SEI Structured Credit Fund,
46 yrs. old       Officer                        LP and SEI Alpha Strategy
                                                 Portfolios, LP since June
                                                 2007. Chief Compliance
                                                 Officer of SEI Opportunity
                                                 Fund, LP, SEI Institutional
                                                 Managed Trust, SEI Asset
                                                 Allocation Trust, SEI
                                                 Institutional Investments
                                                 Trust, SEI Daily Income
                                                 Trust, SEI Liquid Asset
                                                 Trust and SEI Tax Exempt
                                                 Trust since March 2006.
                                                 Director of Investments
                                                 Product Management and
                                                 Development, SEI Investments
                                                 since February 2003; Senior
                                                 Investment Analyst - Equity
                                                 Team, SEI Investments from
                                                 March 2000 to February 2003.

JOSEPH M.      Vice President    (Since 2007)    Corporate Counsel of SEI              N/A                         N/A
GALLO          and Secretary                     since 2007; Associate
36 yrs. old                                      Counsel, ICMA Retirement
                                                 Corporation 2004-2007;
                                                 Federal Investigator, U.S.
                                                 Department of Labor
                                                 2002-2004; U.S. Securities
                                                 and Exchange
                                                 Commission-Division of
                                                 Investment Management, 2003.

CAROLYN F.     Vice President    (Since 2007)    Corporate Counsel of SEI              N/A                         N/A
MEAD           and Assistant                     since 2007; Associate,
52 yrs. old      Secretary                       Stradley, Ronon, Stevens &
                                                 Young 2004-2007; Counsel,
                                                 ING Variable Annuities,
                                                 1999-2002.

JAMES          Vice President    (Since 2004)    Employed by SEI Investments           N/A                         N/A
NDIAYE         and Assistant                     Company since 2004. Vice
41 yrs. old      Secretary                       President, Deutsche Asset
                                                 Management from 2003-2004.
                                                 Associate, Morgan, Lewis &
                                                 Bockius LLP from 2000-2003.
                                                 Counsel, Assistant Vice
                                                 President, ING Variable
                                                 Annuities Group from
                                                 1999-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                    TERM OF                                      IN THE ADVISORS'
   NAME,        POSITION(S)       OFFICE AND                                    INNER CIRCLE FUND          OTHER DIRECTORSHIPS
  ADDRESS,       HELD WITH         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY                HELD BY BOARD
   AGE(1)        THE TRUST        TIME SERVED         DURING PAST 5 YEARS            OFFICER                     OFFICER
-----------   ---------------   --------------   ----------------------------   -----------------   --------------------------------
OFFICERS (CONTINUED)

TIMOTHY D.     Vice President    (Since 2000)    General Counsel, Vice                 N/A                         N/A
BARTO          and Assistant                     President and Secretary of
41 yrs. old      Secretary                       SEI Investments Global Funds
                                                 Services since 1999;
                                                 Associate, Dechert (law
                                                 firm) from 1997-1999;
                                                 Associate, Richter, Miller &
                                                 Finn (law firm) from
                                                 1994-1997.

MICHAEL        Vice President    (Since 2009)    Director of Client Services           N/A                         N/A
BEATTIE                                          at SEI since 2004.
44 yrs. old

ANDREW S.       AML Officer      (Since 2008)    Compliance Officer and                N/A                         N/A
DECKER                                           Product Manager, SEI,
46 yrs. old                                      2005-2008. Vice President,
                                                 Old Mutual Capital,
                                                 2000-2005. Operations
                                                 Director, Prudential
                                                 Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG TERM       ORDINARY                        DIVIDENDS     QUALIFYING      INTEREST       SHORT-TERM
CAPITAL GAIN       INCOME           TOTAL        RECEIVABLE      DIVIDEND       RELATED       CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
------------   -------------   -------------   --------------   ----------   -------------   -------------
     0%             100%            100%            100%           100%            0%              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S with-holding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-004-1100

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                   2009                                          2008
                ------------------------------------------   --------------------------------------------
                                                All other                                      All other
                                                fees and                                       fees and
                               All fees and    services to                    All fees and    services to
                All fees and    services to      service      All fees and     services to      service
                services to       service      affiliates      services to       service      affiliates
                 the Trust      affiliates    that did not   the Trust that    affiliates    that did not
                 that were       that were       require          were          that were       require
                pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                ------------   ------------   ------------   --------------   ------------   ------------
(a)  Audit        $232,354          $0             $0           $246,200           $0             $0
     Fees

(b)  Audit-       $      0          $0             $0           $      0           $0             $0
     Related
     Fees

(c)  Tax Fees     $      0          $0             $0           $      0           $0             $0

(d)  All          $      0          $0             $0           $      0           $0             $0
     Other
     Fees

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                     2009                                          2008
                  ------------------------------------------   --------------------------------------------
                                                  All other                                      All other
                                                  fees and                                       fees and
                                 All fees and    services to                    All fees and    services to
                  All fees and    services to      service      All fees and     services to      service
                  services to       service      affiliates      services to       service      affiliates
                   the Trust      affiliates    that did not   the Trust that    affiliates    that did not
                   that were       that were       require          were          that were       require
                  pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                  ------------   ------------   ------------   --------------   ------------   ------------
(a)  Audit Fees     $245,808          N/A            N/A          $316,360           N/A            N/A

(b)  Audit-              N/A          N/A            N/A               N/A           N/A            N/A
     Related
     Fees

(c)  Tax Fees            N/A          N/A            N/A               N/A           N/A            N/A

(d)  All Other           N/A          N/A            N/A               N/A           N/A            N/A
     Fees

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010